Shareholder loans	9 Months Ended
Sep. 30, 2024
Shareholder loans
Shareholder loans
10.	Shareholder loans:

(a)	February 2023 Notes, February 2023 Greybrook Note and August 2023 Greybrook Note:
On February 3, 2023, the Company issued the February 2023 Notes to certain shareholders of the Company in an aggregate amount of $690,000. The February 2023 Notes bear interest at a rate consistent with the Madryn Credit Facility and mature on the earlier of September 30, 2027, at the election of the noteholders upon a change of control, upon the occurrence of an event of default and acceleration by the noteholders, or the date on which the loans under the Madryn Credit Facility are repaid.
On February 28, 2023, the Company issued a promissory note to Greybrook Health, who is a significant shareholder of the Company (the “February 2023 Greybrook Note”). The February 2023 Greybrook Note totals $1,000,000 and bears interest at a rate consistent with the Madryn Credit Facility and matures on the earlier of September 30, 2027, at the election of the noteholder upon a change of control, upon the occurrence of an event of default and acceleration by the noteholder, or the date on which the loans under the Madryn Credit Facility are repaid. In conjunction with the issuance of the February 2023 Greybrook Note, the Company granted Greybrook Health an option to convert up to $1,000,000 of the outstanding principal amount of the February 2023 Greybrook Note into Common Shares at a conversion price per share equal to 85.0% of the volume-weighted average trading price of the Common Shares on the Nasdaq for the five trading days immediately preceding the date of conversion, subject to customary anti-dilution adjustments and conversion limitations required by Nasdaq. The conversion instruments have been recorded utilizing the no proceeds allocated method, which results in all proceeds allocated to the financial liability. This conversion instrument was terminated on August 28, 2023 in connection with the exchange of the February 2023 Greybrook Note into Subordinated Convertible Notes. As additional consideration for the February 2023 Greybrook Note, the Company issued 135,870 common share purchase warrants to Greybrook Health (the “February 2023 Greybrook Warrants”), each exercisable for one Common Share at an exercise price of $1.84 per Common Share, subject to customary anti-dilution adjustments, expiring on February 28, 2028. There is a cashless exercise feature associated with the February 2023 Greybrook Warrants available to Greybrook Health.
On February 28, 2023, the fair value of the February 2023 Greybrook Warrants at grant date was $63,587. Per ASC 815, the February 2023 Greybrook Warrants meet the applicable criteria to qualify for equity classification. The warrants are initially recognized according to their relative fair value as compared to the host financial liability. The relative fair value of the February 2023 Greybrook Warrants on the date of inception has been deducted from the carrying value of the February 2023 Greybrook Note as a financing cost. See note 15(b).

On August 1, 2023, the Company issued an additional promissory note to Greybrook Health (the “August 2023 Greybrook Note”). The August 2023 Greybrook Note totals $1,000,000 and bears interest at a rate consistent with the Madryn Credit Facility and matures on the earlier of September 30, 2027, at the election of the noteholder upon a change of control, upon the occurrence of an event of default and acceleration by the noteholder, or the date on which the loans under the Madryn Credit Facility are repaid. In conjunction with the issuance of the August 2023 Greybrook Note, the Company granted Greybrook Health 250,000 common share purchase warrants, exercisable at 85% of the volume weighted average trading price of the Common Shares on the Nasdaq for the five trading days immediately preceding the exercise date, or if the Common Shares are not listed on any trading market at the time of exercise, a per share price based on fair market value, as determined by the board of directors of the Company (the “Board”), subject to customary anti-dilution adjustments, expiring on August 1, 2028 (the “August 2023 Greybrook Warrants” and, together with the February 2023 Greybrook Warrants, the “Greybrook Warrants”). See note 15(b).
On August 1, 2023, the fair value of the August 2023 Greybrook Warrants at grant date was $19,728. Per ASC 815, the August 2023 Greybrook Warrants meet the applicable criteria to qualify for equity classification. The warrants are initially recognized according to their relative fair value as compared to the host financial liability. The relative fair value of the August 2023 Greybrook Warrants on the date of inception has been deducted from the carrying value of the August 2023 Greybrook Note as a financing cost. See note 15(b).
Financing costs of $109,132 were incurred and are deferred over the term of the February 2023 Notes, the February 2023 Greybrook Note and the August 2023 Greybrook Note. Amortization of deferred financing costs and deferred losses for the three and nine months ended September 30, 2024 were nil and nil, respectively (three and nine months ended September 30, 2023 – $3,982 and $7,656, respectively) and were included in interest expense. On August 28, 2023, the February 2023 Notes, February 2023 Greybrook Note and August 2023 Greybrook Note were exchanged into Subordinated Convertible Notes. All unamortized financing costs and deferred losses were immediately expensed and interest accrued was forfeited upon exchange. A gain of $39,822 on loan extinguishment was recognized in equity in contributed surplus for the extinguishment of the February 2023 Notes, February 2023 Greybrook Note and August 2023 Greybrook Note as they resulted from a transaction with the owners in their capacity as the owners.

The carrying value of the February 2023 Notes, the February 2023 Greybrook Note and the August 2023 Greybrook Note as at September 30, 2024 is nil (December 31, 2023 – nil). Interest expense for the three and nine months ended September 30, 2024 were nil and nil, respectively (three and nine months ended September 30, 2023 – $160,940 and $377,088, respectively).

(b)	Subordinated Convertible Notes:
On August 15, 2023, the Company issued Subordinated Convertible Notes to certain shareholders of the Company in an aggregate amount of $500,000, and on August 28, 2023, exchanged $3,690,000 of the February 2023 Notes, the February 2023 Greybrook Note and the August 2023 Greybrook Note for Subordinated Convertible Notes. The Subordinated Convertible Notes bear interest at a rate consistent with the Madryn Credit Facility, are convertible into Common Shares pursuant to the terms of the Note Purchase Agreement and mature on the earlier of March 31, 2028, in the event of a change of control, acceleration of other indebtedness, or six months following repayment or refinancing of all loans under the Madryn Credit Facility. The conversion feature associated with the Subordinated Convertible Notes have been recorded utilizing the no proceeds allocated method, which results in all proceeds allocated to the financial liability.
In connection with the issuance of the Subordinated Convertible Notes, the Company concurrently entered into amendments to the Madryn Credit Agreement and the Neuronetics Note, pursuant to which the Company is permitted to incur the indebtedness under the Subordinated Convertible Notes.
Financing costs of $42,105 were incurred and are deferred over the term of the Subordinated Convertible Notes. Amortization of deferred financing costs for the three and nine months ended September 30, 2024 were $1,860 and $5,321, respectively (three and nine months ended September 30, 2023 – $803 and $803, respectively) and were included in interest expense.
The carrying value of the Subordinated Convertible Notes as at September 30, 2024 is $3,690,568 (December 31, 2023 – $3,312,641).

Interest expense for the three and nine months ended September 30, 2024 were $129,600 and $377,927, respectively (three and nine months ended September 30, 2023 – $44,282 and $44,282, respectively). During the three and nine months ended September 30, 2024, the Company repaid nil and nil of the Subordinated Convertible Notes, respectively (three and nine months ended September 30, 2023 – nil and nil, respectively).
On October 3, 2024, all outstanding Subordinated Convertible Notes were converted into an aggregate of 134,667,522 Common Shares at a conversion price of $0.078 per Common Share, following the receipt of a conversion notice from Madryn. As at September 30, 2024, the total amount outstanding under the Subordinated Convertible Notes is recognized as a current liability due to the conversion on October 3, 2024. See note 14 and note 25.